Accounts Payable (Details Narrative) (USD $)	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Accounts Payable Details Narrative
Accounts Payable	$ 127,885	$ 122,356	$ 63,403
Accounts Payable Professional Service		42,539	24,863
Accounts Payable R&D		70,327
Accounts Payable Trade Payable		9,490	38,540
Accrued Liabilities			$ 26,231